BUSINESS ACQUISITION - Summary of net assets acquired (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Consideration
Cash consideration	$ 308,907
Share consideration	15,179
Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	37,668	$ 21,314
Client and trust funds on deposit		450,932
Accounts receivable and prepaid expenses	52,160	6,729
Capital assets	11,112	1,395
Right-of-use assets	57,494	14,724
Deferred tax	(7,929)	2,677
Intangibles	746,709	395,497
Other assets	898	344
Accounts payable and accrued liabilities	(104,747)	(19,543)
Clients and trust funds payable		(450,932)
Long-term debt	(236,964)
Income taxes payable		(312)
Lease liabilities	(57,494)	(15,545)
Fair value of identifiable net assets	498,907	407,280
Non-controlling interest	10,722	35,222
Acquisition date fair value of initial interest	(2,016)
Goodwill on acquisition	1,200,985	529,320
Total acquired cost	1,708,598	901,378
Consideration
Cash consideration	972,257	542,930
Share consideration	63,737	35,434
Provision for other liabilities	672,604	323,014
Total consideration	1,708,598	901,378
Wealth Management | Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	37,523	19,578
Client and trust funds on deposit		450,932
Accounts receivable and prepaid expenses	51,868	6,398
Capital assets	11,044	1,390
Right-of-use assets	57,494	14,724
Deferred tax	(6,585)	(4,219)
Intangibles	741,668	393,744
Other assets	874	344
Accounts payable and accrued liabilities	(104,514)	(18,245)
Clients and trust funds payable		(450,932)
Long-term debt	(236,964)
Income taxes payable		(312)
Lease liabilities	(57,494)	(15,545)
Fair value of identifiable net assets	494,914	397,857
Non-controlling interest	10,722	35,222
Acquisition date fair value of initial interest	0
Goodwill on acquisition	1,198,522	528,557
Total acquired cost	1,704,158	891,192
Consideration
Cash consideration	968,817	537,430
Share consideration	62,737	35,434
Provision for other liabilities	672,604	318,328
Total consideration	1,704,158	891,192
Asset Management | Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	145	1,736
Client and trust funds on deposit		0
Accounts receivable and prepaid expenses	292	331
Capital assets	68	5
Right-of-use assets	0	0
Deferred tax	(1,344)	6,896
Intangibles	5,041	1,753
Other assets	24	0
Accounts payable and accrued liabilities	(233)	(1,298)
Clients and trust funds payable		0
Long-term debt	0
Income taxes payable		0
Lease liabilities	0	0
Fair value of identifiable net assets	3,993	9,423
Non-controlling interest	0	0
Acquisition date fair value of initial interest	(2,016)
Goodwill on acquisition	2,463	763
Total acquired cost	4,440	10,186
Consideration
Cash consideration	3,440	5,500
Share consideration	1,000	0
Provision for other liabilities	0	4,686
Total consideration	$ 4,440	$ 10,186